Financial instruments and risk management - Sensitivity analysis (Details) - MXN ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of financial instruments and risk management [Line Items]
Loss (profit) for the year	$ 4,934,100	$ 3,972,092	$ 3,232,826
Other price risk increase [Member]
Disclosure of financial instruments and risk management [Line Items]
Loss (profit) for the year	(37,847)	(87,711)	(121,762)
Other price risk decrease [Member]
Disclosure of financial instruments and risk management [Line Items]
Loss (profit) for the year	20,919	(12,530)	100,490
Interest rate risk increase [Member]
Disclosure of financial instruments and risk management [Line Items]
Loss (profit) for the year	8,291	13,390	24,465
Interest rate risk decrease [Member]
Disclosure of financial instruments and risk management [Line Items]
Loss (profit) for the year	(8,291)	(13,390)	(24,465)
Currency risk increase [Member]
Disclosure of financial instruments and risk management [Line Items]
Loss (profit) for the year	(1,606,255)	(2,493,673)	(1,784,045)
Currency risk decrease [Member]
Disclosure of financial instruments and risk management [Line Items]
Loss (profit) for the year	$ 1,606,255	$ 2,493,673	$ 1,784,045